COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Letters of Credit Outstanding, Amount	$ 600,000
Operating Leases, Rent Expense	$ 2,442	$ 2,244	$ 1,728
Israel [Member]
Office Lease Area	58,000
Massachusett [Member]
Office Lease Area	25,000
Burnham [Member]
Office Lease Area	11,500
Melbourne [Member]
Office Lease Area	10,000
Gurgaon [Member]
Office Lease Area	22,000